Prepayments and Other Assets (Details) - Schedule of Prepayments and Other Current Assets - Prepayments and other current assets [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Current Assets [Line Items]
Other receivable	$ 334,106	$ 303,928
Deferred IPO cost	854,226	601,805
Prepaid income tax	267,701
Value added tax recoverable	670,008	7,736
Total	2,126,041	913,469
Less: non-current portion	84,241	86,754
Less: allowance for credit losses
Prepayments and other current assets	$ 2,041,800	$ 826,715